BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	82,926,053	83,048,603
Series Twenty [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,828,200	3,828,200
Series Twenty One [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,879,500	1,879,500
Series Twenty Two [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,550,145	2,550,145
Series Twenty Three [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,303,327	3,303,327
Series Twenty Four [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,150,053	2,150,053
Series Twenty Five [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,016,809	3,016,809
Series Twenty Six [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,929,074	3,956,674
Series Twenty Seven [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,431,350	2,431,350
Series Twenty Eight [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	3,979,139	3,979,139
Series Twenty Nine [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,923,225	3,942,925
Series Thirty [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,621,200	2,621,200
Series Thirty One [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,375,757	4,375,757
Series Thirty Two [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,715,798	4,724,298
Series Thirty Three [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,606,833	2,621,433
Series Thirty Four [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,477,719	3,496,419
Series Thirty Five [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,277,913	3,277,913
Series Thirty Six [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,106,838	2,106,838
Units of limited partnership interest, issued	2,106,838	2,106,838
Units of limited partnership interest, outstanding	2,083,704	2,083,704
Series Thirty Seven [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,489,100	2,489,100
Series Thirty Eight [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,536,200	2,536,200
Series Thirty Nine [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)		$ 10
Assignor Limited Partners Capital Account Units Issued	2,292,151	2,292,151
Units of limited partnership interest, issued	2,292,151	2,292,151
Units of limited partnership interest, outstanding	2,288,351	2,288,351
Series Forty [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,611,356	2,611,356
Series Forty One [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,867,676	2,872,426
Series Forty Two [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,716,362	2,722,862
Series Forty Three [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,617,987	3,627,487
Series Forty Four [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,701,973	2,701,973
Units of limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, outstanding	2,687,173	2,689,173
Series Forty Five [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	3,996,467	4,007,167
Series Forty Six [Member]
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,965,635	2,965,635